UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.                                                         Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (Unaudited)
as of September 30, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER STAPLES			5.87
BEVERAGES
250	PEPSICO, INC.	23,575
		23,575	1.45

FOOD PRODUCTS
450	GENERAL MILLS INC.	25,259
		25,259	1.56

HOUSEHOLD PRODUCTS
200	KIMBERLY-CLARK CORP.	21,808
		21,808	1.35

PERSONAL PRODUCTS
600	UNILEVER PLC	24,468
		24,468	1.51

ENERGY			0.97
OIL, GAS & CONSUMABLE FUELS
200	CHEVRON CORP.	15,776
		15,776	0.97

HEALTH CARE			2.70
PHARMACEUTICALS
300	ELI LILLY & CO.	25,107
200	JOHNSON & JOHNSON	18,670
		43,777	2.70

INFORMATION TECHNOLOGY			1.37
SOFTWARE
500	MICROSOFT CORP.	22,130
		22,130	1.37

TELECOMMUNICATION SERVICES			1.61
DIVERSIFIED TELECOM. SERVICES
800	AT&T INC.	26,064
		26,064	1.61

UTILITIES			4.69
ELECTRIC UTILITIES
750	PPL CORP.	24,668
550	SOUTHERN CO.	24,585
		49,253	3.04

MULTI-UTILITIES
400	CONSOLIDATED EDISON INC.	26,740
		26,740	1.65

TOTAL COMMON STOCK (Cost: $200,520)		278,849	17.20

US GOVT SECURITIES
US GOVERNMENT AGENCY			83.31
US GOVERNMENT AGENCY
300,000	FEDERAL HOME LOAN MTG CORP. 0.50% 05/26/18 STEP	300,058
200,000	FEDERAL HOME LOAN MTG CORP. 0.50% 10/05/18 STEP	199,978
200,000	FEDERAL HOME LOAN MTG CORP. 1.00% 05/13/20 STEP	200,177

350,000	FEDERAL HOME LOAN MTG CORP. 0.65% 08/27/20 STEP	350,299
300,000	FEDERAL HOME LOAN MTG CORP. 0.75% 09/30/20 STEP	300,102
		1,350,613	83.31

TOTAL US GOVT SECURITIES (Cost: $1,350,187)		1,350,613	83.31

SHORT TERM INVESTMENTS
MONEY MARKET			11.79
191,113	UMB MONEY MARKET FIDUCIARY	191,113
		191,113	11.79

TOTAL SHORT TERM INVESTMENTS (Cost: $191,113)		191,113	11.79

TOTAL INVESTMENT IN SECURITIES (Cost: $1,741,820)		1,820,575	112.30

OTHER ASSETS LESS LIABILITIES		(199,438)	(12.30)

TOTAL NET ASSETS		1,621,137	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income & Equity Fund
Schedule of Investments (Unaudited)
as of September 30, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			4.74
DISTRIBUTORS
1,750	GENUINE PARTS CO.	145,058
		145,058	1.05

LEISURE PRODUCTS
5,500	MATTEL INC.	115,830
		115,830	0.84

MEDIA
3,000	OMNICOM GROUP INC.	197,700
		197,700	1.43

MULTILINE RETAIL
2,500	TARGET CORP.	196,650
		196,650	1.42

CONSUMER STAPLES			8.12
BEVERAGES
4,500	COCA-COLA CO.	180,540
		180,540	1.31

FOOD & STAPLES RETAILING
2,400	CVS HEALTH CORP.	231,552
5,000	SYSCO CORP.	194,850
5,600	THE KROGER CO.	201,992
2,700	WAL-MART STORES INC.	175,068
		803,462	5.82

HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	136,686
		136,686	0.99

ENERGY			2.29
ENERGY EQUIPMENT & SERVICES
2,500	SCHLUMBERGER LTD	172,425
		172,425	1.25

OIL, GAS & CONSUMABLE FUELS
3,000	CONOCOPHILLIPS	143,880
		143,880	1.04

FINANCIALS			2.86
BANKS
4,000	WELLS FARGO & CO.	205,400
		205,400	1.49

INSURANCE
4,000	METLIFE INC.	188,600
		188,600	1.37

HEALTH CARE			3.98
PHARMACEUTICALS
3,500	ABBVIE INC.	190,435
2,000	JOHNSON & JOHNSON	186,700
5,500	PFIZER INC.	172,755
		549,890	3.98

INDUSTRIALS			7.30
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	189,380
		189,380	1.37

AIR FREIGHT & LOGISTICS
2,250	UNITED PARCEL SERVICE INC. B	222,053
		222,053	1.61

COMMERCIAL SERVICES & SUPPLIES
3,500	WASTE MANAGEMENT INC.	174,335
		174,335	1.26

INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	201,760
		201,760	1.46

TRADING COMPANIES & DISTRIBUTORS
6,000	FASTENAL COMPANY	219,660
		219,660	1.59

INFORMATION TECHNOLOGY			4.57
COMMUNICATIONS EQUIPMENT
8,000	CISCO SYSTEMS INC.	210,000
		210,000	1.52

SEMICONDUCTORS & EQUIPMENT
7,000	INTEL CORP.	210,980
		210,980	1.53

SOFTWARE
4,750	MICROSOFT CORP.	210,235
		210,235	1.52

MATERIALS			2.31
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	144,600
600	THE CHEMOURS COMPANY	3,882
		148,482	1.08

PAPER & FOREST PRODUCTS
4,500	INTERNATIONAL PAPER COMPANY	170,055
		170,055	1.23

TELECOMMUNICATION SERVICES			2.93
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	195,480
4,815	VERIZON COMMUNICATIONS INC.	209,501
		404,981	2.93

UTILITIES			5.09
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	179,850
5,000	XCEL ENERGY INC.	177,050
		356,900	2.59

MULTI-UTILITIES
2,500	DOMINION RESOURCES INC.	175,950
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	168,640
		344,590	2.50

TOTAL COMMON STOCK (Cost: $5,018,365)		6,099,531	44.19

CORPORATE BOND
CONSUMER DISCRETIONARY			3.27
AUTOMOBILES
130,000	GENERAL MOTORS FINL CO. 4.75% 08/15/17	134,939
		134,939	0.98

HOTELS, RESTAURANTS & LEISURE
100,000	DARDEN RESTAURANTS INC. 6.45% 10/15/17	108,863
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	105,500
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	101,218
		315,581	2.29

ENERGY			5.55
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	95,152
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	148,767
150,000	SESI LLC 6.375% 05/01/19	149,438
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	101,220
		494,577	3.58

OIL, GAS & CONSUMABLE FUELS
150,000	CONTINENTAL RESOURCES 7.375% 10/01/20	154,125
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	117,449
		271,574	1.97

FINANCIALS			16.63
BANKS
100,000	BANK OF AMERICA CORP. 2.624% 03/19/20 FLOAT	100,250
100,000	BANK OF AMERICA CORP. 2.086% 09/28/20 FLOAT	101,075
125,000	JPMORGAN CHASE & CO. 2.17% 02/25/21 FLOAT	125,000
150,000	SUNTRUST BANKS INC. 1.329% 11/22/16 FLOAT	150,627
		476,951	3.46

CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	154,971
100,000	FIFTH STREET FINANCE CORP. 4.875% 03/01/19	101,706
100,000	GOLDMAN SACHS GROUP INC. 1.00% 02/12/18 STEP	99,859
100,000	GOLDMAN SACHS GROUP INC. 1.732% 08/26/20 FLOAT	99,991
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	104,975
100,000	MORGAN STANLEY 3.50% 09/30/17 FLOAT	103,458
100,000	MORGAN STANLEY 4.50% 10/27/18 FLOAT	105,875
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	103,733
		874,568	6.34

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	102,750
100,000	NASDAQ OMX GROUP 5.55% 01/15/20	110,081
		212,831	1.54

INSURANCE
115,000	GENWORTH FINANCIAL INC. 8.625% 12/15/16	120,118
100,000	PRUDENTIAL FINANCIAL INC. 2.195% 11/02/20 FLOAT	99,750
		219,868	1.59

REAL ESTATE INVESTMENT TRUSTS
105,000	HOSPITALITY PROP TRUST 6.70% 01/15/18	112,690
150,000	HRPT PROPERTIES 6.25% 08/15/16	152,375
125,000	MACK-CALI REALTY LP 7.75% 08/15/19	144,802
100,000	SENIOR HOUSING PROP TRUST 4.30% 01/15/16	100,207
		510,073	3.70

HEALTH CARE			0.85
PHARMACEUTICALS
110,000	HOSPIRA INC. 6.05% 03/30/17	117,468
		117,468	0.85

INDUSTRIALS			8.24
AEROSPACE & DEFENSE
150,000	L-3 COMMUNICATIONS CORP. 5.20% 10/15/19	159,484
		159,484	1.16

BUILDING PRODUCTS
115,000	OWENS CORNING INC. 9.00% 06/15/19	136,745
		136,745	0.99

MACHINERY
100,000	CNH AMERICA LLC 7.25% 01/15/16	101,125
100,000	HARSCO CORP. 5.75% 05/15/18	100,375
150,000	HILLENBRAND INC. 5.50% 07/15/20	164,257
115,000	JOY GLOBAL INC. 6.00% 11/15/16	118,449
		484,205	3.51

PROFESSIONAL SERVICES
150,000	DUN & BRADSTREET CORP. 4.00% 06/15/20	153,189
		153,189	1.11

TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	104,375
100,000	INTL LEASE FINANCE CORP. 2.287% 06/15/16 FLOAT	99,500
		203,875	1.48

INFORMATION TECHNOLOGY			3.48
ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	111,567
100,000	INGRAM MICRO INC. 5.25% 09/01/17	105,653
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	103,500
		320,720	2.32

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
145,000	LEXMARK INT’L INC. 6.65% 06/01/18	160,316
		160,316	1.16

MATERIALS			5.88
CHEMICALS
150,000	ROCKWOOD SPECIALTIES 4.625% 10/15/20	155,263
		155,263	1.12

METALS & MINING
100,000	ALCOA INC. 5.55% 02/01/17	103,000
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	105,750
150,000	FREEPORT-MCMORAN OIL & GAS LLC. 6.125% 06/15/19	139,500
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	155,762
150,000	VALE OVERSEAS LIMITED 6.25% 01/23/17	152,679
		656,691	4.76

TELECOMMUNICATION SERVICES			1.17
DIVERSIFIED TELECOM. SERVICES
28,397	BELLSOUTH TELECOM. 6.30% 12/15/15	28,651
125,000	QWEST CORP. 6.50% 06/01/17	133,463
		162,114	1.17

UTILITIES			1.11
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	51,905
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	101,500
		153,405	1.11

TOTAL CORPORATE BOND (Cost: $6,437,892)		6,374,436	46.18

PREFERRED STOCK
FINANCIALS			2.57
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD FIX-FLOAT	98,250
150,000	WELLS FARGO & CO. 7.98% PFD FIX-FLOAT	158,438
		256,688	1.85

INSURANCE
100,000	METLIFE INC. 5.25% PFD	99,000
		99,000	0.72

TOTAL PREFERRED STOCK (Cost: $361,216)		355,687	2.57

SHORT TERM INVESTMENTS
MONEY MARKET			6.69
923,383	UMB MONEY MARKET FIDUCIARY	923,383
		923,383	6.69

TOTAL SHORT TERM INVESTMENTS (Cost: $923,383)		923,383	6.69

TOTAL INVESTMENT IN SECURITIES (Cost: $12,740,856)		13,753,037	99.63

OTHER ASSETS LESS LIABILITIES		50,583	0.37

TOTAL NET ASSETS		13,803,620	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (Unaudited)
as of September 30, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			17.54
AUTO COMPONENTS
2,500	GENTHERM INC. *	112,300
		112,300	1.56

MEDIA
2,000	WALT DISNEY CO.	204,400
		204,400	2.84

SPECIALTY RETAIL
7,500	CONN’S INC. *	180,300
1,800	LITHIA MOTORS INC.	194,598
800	O’REILLY AUTOMOTIVE INC. *	200,000
		574,898	7.98

TEXTILES, APPAREL & LUXURY GOODS
1,700	NIKE INC.	209,049
1,600	PVH CORP.	163,104
		372,153	5.16

CONSUMER STAPLES			2.81
FOOD & STAPLES RETAILING
2,100	CVS HEALTH CORP.	202,608
		202,608	2.81

ENERGY			8.33
ENERGY EQUIPMENT & SERVICES
1,000	CORE LABORATORIES N.V.	99,800
4,000	HALLIBURTON CO.	141,400
11,000	HELIX ENERGY SOLUTIONS GROUP INC. *	52,690
8,000	HORNBECK OFFSHORE SERVICES INC. *	108,240
3,000	NATIONAL OILWELL VARCO INC.	112,950
6,500	TIDEWATER INC.	85,410
		600,490	8.33

FINANCIALS			5.20
BANKS
5,000	EAST WEST BANCORP INC.	192,100
3,000	JPMORGAN CHASE & CO.	182,910
		375,010	5.20

HEALTH CARE			2.40
PHARMACEUTICALS
1,100	PERRIGO CO PLC	172,997
		172,997	2.40

INDUSTRIALS			26.51
AIRLINES
3,000	SPIRIT AIRLINES INC. *	141,900
		141,900	1.97

COMMERCIAL SERVICES & SUPPLIES
4,800	TEAM INC. *	154,176
		154,176	2.14

CONSTRUCTION & ENGINEERING
4,800	CHICAGO BRIDGE & IRON CO. N.V.	190,368
		190,368	2.64

INDUSTRIAL CONGLOMERATES
7,900	GENERAL ELECTRIC CO.	199,238
		199,238	2.76

MACHINERY
1,300	CUMMINS INC.	141,154
11,000	NAVISTAR INT’L CORP. *	139,920
1,950	WABTEC CORP.	171,698
		452,772	6.28

MARINE
3,000	KIRBY CORP. *	185,850
		185,850	2.58

ROAD & RAIL
6,000	CSX CORP.	161,400
2,500	GENESEE & WYOMING INC. *	147,700
2,000	KANSAS CITY SOUTHERN	181,760
		490,860	6.81

TRADING COMPANIES & DISTRIBUTORS
3,500	DXP ENTERPRISES INC. *	95,480
		95,480	1.32

INFORMATION TECHNOLOGY			6.53
COMMUNICATIONS EQUIPMENT
2,500	QUALCOMM INC.	134,325
		134,325	1.86

INTERNET SOFTWARE & SERVICES
300	GOOGLE INC. *	191,511
		191,511	2.66

IT SERVICES
1,000	INT’L BUSINESS MACHINES CORP.	144,970
		144,970	2.01

TOTAL COMMON STOCK (Cost: $4,749,841)		4,996,306	69.33

CORPORATE BOND
CONSUMER DISCRETIONARY			1.46
DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19	105,500
		105,500	1.46

ENERGY			9.66
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 8.50% 06/15/19	103,547
100,000	ROWAN COMPANY INC. 7.875% 08/01/19	99,178
100,000	SEACOR HOLDING 7.375% 10/01/19	102,750
100,000	SESI LLC 6.375% 05/01/19	99,625
		405,100	5.62

OIL, GAS & CONSUMABLE FUELS
100,000	CHESAPEAKE ENERGY 3.54% 04/15/19 FLOAT	71,000

100,000	CONTINENTAL RESOURCES 7.375% 10/01/20	102,750
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	117,449
		291,199	4.04

FINANCIALS			8.34
BANKS
100,000	BANK OF AMERICA CORP. 2.04% 07/28/17 FLOAT	100,245
		100,245	1.39

CAPITAL MARKETS
100,000	JEFFERIES GROUP INC. 5.50% 03/15/16	101,748
		101,748	1.41

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	102,750
50,000	NASDAQ OMX GROUP 5.25% 01/16/18	53,815
		156,565	2.17

REAL ESTATE INVESTMENT TRUSTS
125,000	CORRECTIONS CORP. OF AMERICA 4.125% 04/01/20	124,375
100,000	EPR PROPERTIES 7.75% 07/15/20	118,088
		242,463	3.36

HEALTH CARE			1.48
HEALTH CARE PROVIDERS & SERVICES
100,000	FRESENIUS MED CARE US 6.875% 07/15/17	107,000
		107,000	1.48

INDUSTRIALS			4.33
MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	105,500
		105,500	1.46

TRADING COMPANIES & DISTRIBUTORS
100,000	AIRCASTLE 6.75% 04/15/17	104,750
95,000	INTL LEASE FINANCE CORP. 8.75% 03/15/17	102,125
		206,875	2.87

INFORMATION TECHNOLOGY			2.86
ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	103,500
		103,500	1.44

INTERNET SOFTWARE & SERVICES
100,000	IAC/INTERACTIVECORP 4.875% 11/30/18	102,750
		102,750	1.43

MATERIALS			2.90
CHEMICALS
100,000	ROCKWOOD SPECIALTIES 4.625% 10/15/20	103,509
		103,509	1.44

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	105,750
		105,750	1.47

TOTAL CORPORATE BOND (Cost: $2,299,963)		2,237,703	31.05

TOTAL INVESTMENT IN SECURITIES (Cost: $7,049,804)		7,234,009	100.38

OTHER ASSETS LESS LIABILITIES		(27,805)	(0.38)

TOTAL NET ASSETS		7,206,204	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			22.20
AUTO COMPONENTS
2,500	JOHNSON CONTROLS INC.	103,400
		103,400	1.43

DIVERSIFIED CONSUMER SERVICES
5,000	HOUGHTON MIFFLIN HARCOURT COMPANY *	101,550
		101,550	1.41

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	197,060
		197,060	2.73

MEDIA
3,650	TIME WARNER INC.	250,938
3,500	WALT DISNEY CO.	357,700
		608,638	8.44

SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	258,450
2,870	THE HOME DEPOT, INC.	331,456
		589,906	8.18

CONSUMER STAPLES			16.48
BEVERAGES
5,120	COCA-COLA CO.	205,414
975	PEPSICO, INC.	91,943
		297,357	4.12

FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	194,850
2,950	WAL-MART STORES INC.	191,278
		386,128	5.36

FOOD PRODUCTS
2,700	MONDELEZ INT’L INC.	113,049
3,000	THE KRAFT HEINZ COMPANY	211,740
		324,789	4.51

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	179,850
		179,850	2.49

ENERGY			1.55
OIL, GAS & CONSUMABLE FUELS
1,500	EXXON MOBIL CORP.	111,525
		111,525	1.55

FINANCIALS			18.83
BANKS
7,000	BANK OF AMERICA CORP.	109,060
2,850	CITIGROUP INC.	141,389
4,225	WELLS FARGO & CO.	216,954
		467,402	6.48

CAPITAL MARKETS
4,000	LEGG MASON INC.	166,440
		166,440	2.31

DIVERSIFIED FINANCIAL SERVICES
2,000	BERKSHIRE HATHAWAY INC. B *	260,800
		260,800	3.62

INSURANCE
4,000	AMERICAN INT’L GROUP INC.	227,280
5,000	METLIFE INC.	235,750
		463,030	6.42

HEALTH CARE			3.39
PHARMACEUTICALS
2,615	JOHNSON & JOHNSON	244,110
		244,110	3.39

INDUSTRIALS			14.41
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	189,380
		189,380	2.63

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	143,980
1,200	UNITED PARCEL SERVICE INC. B	118,428
		262,408	3.64

INDUSTRIAL CONGLOMERATES
9,750	GENERAL ELECTRIC CO.	245,895
		245,895	3.41

MACHINERY
2,000	DEERE & CO.	148,000
2,350	ILLINOIS TOOL WORKS INC.	193,429
		341,429	4.74

INFORMATION TECHNOLOGY			23.43
INTERNET SOFTWARE & SERVICES
300	GOOGLE INC. CLASS C *	182,526
		182,526	2.53

IT SERVICES
1,350	INT’L BUSINESS MACHINES CORP.	195,710
2,200	MASTERCARD INC.	198,264
		393,974	5.47

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	168,784
		168,784	2.34

SOFTWARE
7,000	MICROSOFT CORP.	309,820
7,500	ORACLE CORP.	270,900
		580,720	8.06

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
3,290	APPLE INC.	362,887
		362,887	5.03

TOTAL COMMON STOCK (Cost: $5,186,298)		7,229,987	100.29

TOTAL INVESTMENT IN SECURITIES (Cost: $5,186,298)		7,229,987	100.29

OTHER ASSETS LESS LIABILITIES		(21,126)	(0.29)

TOTAL NET ASSETS		7,208,861	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			39.14
AUTO COMPONENTS
9,000	DANA HOLDING CORP.	142,920
2,500	LEAR CORP.	271,950
		414,870	7.21

DISTRIBUTORS
3,500	POOL CORPORATION	253,050
		253,050	4.40

SPECIALTY RETAIL
10,000	CONN’S INC. *	240,400
5,000	GAMESTOP CORP. A	206,050
1,100	O’REILLY AUTOMOTIVE INC. *	275,000
5,800	PENSKE AUTOMOTIVE GROUP INC.	280,952
4,000	TRACTOR SUPPLY COMPANY	337,280
		1,339,682	23.28

TEXTILES, APPAREL & LUXURY GOODS
2,400	PVH CORP.	244,656
		244,656	4.25

CONSUMER STAPLES			2.75
BEVERAGES
2,000	DR PEPPER SNAPPLE GROUP INC.	158,100
		158,100	2.75

ENERGY			6.05
ENERGY EQUIPMENT & SERVICES
13,000	HELIX ENERGY SOLUTIONS GROUP INC. *	62,270
22,000	NOBLE CORP.	240,020
3,500	TIDEWATER INC.	45,990
		348,280	6.05

FINANCIALS			6.17
BANKS
3,300	CIT GROUP INC.	132,099
5,800	EAST WEST BANCORP INC.	222,836
		354,935	6.17

INDUSTRIALS			40.37
AIRLINES
5,000	SPIRIT AIRLINES INC. *	236,500
		236,500	4.11

CONSTRUCTION & ENGINEERING
5,700	CHICAGO BRIDGE & IRON CO. N.V.	226,062
		226,062	3.93

MACHINERY
2,500	GRACO INC.	167,575
8,200	NAVISTAR INT’L CORP. *	104,304
3,300	WABTEC CORP.	290,565
		562,444	9.78

MARINE
3,400	KIRBY CORP. *	210,630
		210,630	3.66

ROAD & RAIL
3,800	GENESEE & WYOMING INC. *	224,504
2,500	KANSAS CITY SOUTHERN	227,200
2,500	LANDSTAR SYSTEM INC.	158,675
11,500	SWIFT TRANSPORTATION CO. *	172,730
		783,109	13.61

TRADING COMPANIES & DISTRIBUTORS
6,000	NOW INC. *	88,800
1,000	W.W. GRAINGER, INC.	215,010
		303,810	5.28

INFORMATION TECHNOLOGY			3.95
SOFTWARE
6,000	ASPEN TECHNOLOGY, INC. *	227,460
		227,460	3.95

MATERIALS			2.06
CHEMICALS
3,500	H.B. FULLER CO.	118,790
		118,790	2.06

TOTAL COMMON STOCK (Cost: $5,075,261)		5,782,378	100.49

TOTAL INVESTMENT IN SECURITIES (Cost: $5,075,261)		5,782,378	100.49

OTHER ASSETS LESS LIABILITIES		(28,043)	(0.49)

TOTAL NET ASSETS		5,754,335	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2015

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			22.58
AUTO COMPONENTS
70,000	GENTHERM INC. *	3,144,400
		3,144,400	5.41

HOTELS, RESTAURANTS & LEISURE
198,900	BRAVO BRIO RESTAURANT GROUP INC. *	2,241,603
		2,241,603	3.86

SPECIALTY RETAIL
125,000	CONN’S INC. *	3,005,000
65,000	HIBBETT SPORTS INC. *	2,275,650
120,000	SONIC AUTOMOTIVE INC.	2,450,400
		7,731,050	13.31

CONSUMER STAPLES			3.77
FOOD PRODUCTS
195,000	DARLING INGREDIENTS INC. *	2,191,800
		2,191,800	3.77

ENERGY			19.57
ENERGY EQUIPMENT & SERVICES
175,000	HORNBECK OFFSHORE SERVICES INC. *	2,367,750
132,000	MATRIX SERVICE CO. *	2,966,040
126,000	NATURAL GAS SERVICES GROUP, INC. *	2,431,800
890,000	NORTH AMERICAN ENERGY PARTNERS INC.	1,940,200
600,000	PARKER DRILLING CO. *	1,578,000
		11,283,790	19.43

OIL, GAS & CONSUMABLE FUELS
1,000,000	INFINITY ENERGY RESOURCES INC. *	80,000
		80,000	0.14

FINANCIALS			9.41
BANKS
15,000	BBCN BANCORP INC.	225,300
58,000	EAST WEST BANCORP INC.	2,228,360
		2,453,660	4.22

CONSUMER FINANCE
194,300	REGIONAL MANAGEMENT CORP. *	3,011,650
		3,011,650	5.19

INDUSTRIALS			46.47
BUILDING PRODUCTS
90,000	INSTEEL INDUSTRIES INC.	1,447,200
200,000	NCI BUILDING SYSTEMS INC. *	2,114,000
		3,561,200	6.13

COMMERCIAL SERVICES & SUPPLIES
90,000	MOBILE MINI INC.	2,771,100
69,000	TEAM INC. *	2,216,280
		4,987,380	8.59

CONSTRUCTION & ENGINEERING
360,000	FURMANITE CORP. *	2,188,800
210,000	ORION MARINE GROUP INC. *	1,255,800
		3,444,600	5.93

MACHINERY
123,000	NAVISTAR INT’L CORP. *	1,564,560
		1,564,560	2.69

MARINE
50,000	KIRBY CORP. *	3,097,500
		3,097,500	5.33

ROAD & RAIL
90,000	SAIA INC. *	2,785,500
		2,785,500	4.80

TRADING COMPANIES & DISTRIBUTORS
85,000	DXP ENTERPRISES INC. *	2,318,800
120,000	RUSH ENTERPRISES INC. *	2,904,000
170,000	TAL INT’L GROUP INC.	2,323,900
		7,546,700	12.99

TELECOMMUNICATION SERVICES			2.37
DIVERSIFIED TELECOM. SERVICES
100,000	PREMIERE GLOBAL SERVICES INC. *	1,374,000
		1,374,000	2.37

TOTAL COMMON STOCK (Cost: $58,048,124)		60,499,393	104.17

TOTAL INVESTMENT IN SECURITIES (Cost: $58,048,124)		60,499,393	104.17

OTHER ASSETS LESS LIABILITIES		(2,422,910)	(4.17)

TOTAL NET ASSETS		58,076,483	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of September 30, 2015:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$15,776	$316,305	$600,490	$111,525	$348,280	$11,363,790
Materials	—	318,537	—	—	118,790	—
Industrials	—	1,007,188	1,910,644	1,039,112	2,322,555	26,987,440
Consumer Discretionary	—	655,238	1,263,751	1,600,554	2,252,258	13,117,053
Consumer Staples	95,110	1,120,688	202,608	1,188,124	158,100	2,191,800
Health Care	43,777	549,890	172,997	244,110	—	—
Financials	—	394,000	375,010	1,357,672	354,935	5,465,310
Information Technology	22,130	631,215	470,806	1,688,891	227,460	—
Telecommunication Services	26,064	404,981	—	—	—	1,374,000
Utilities	75,993	701,490	—	—	—	—
Preferred Stock
Financials	—	355,687	—	—	—	—
Level 1 Total	278,849	6,455,218	4,996,306	7,229,987	5,782,378	60,499,393

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	6,374,436	2,237,703	—	—	—
U.S. Government Fixed Income Securities	1,350,613	—	—	—	—	—
Short Term Investments
Money Market	191,113	923,383	—	—	—	—
Level 2 Total	1,541,726	7,297,819	2,237,703	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$1,820,575	$13,753,037	$7,234,009	$7,229,987	$5,782,378	$60,499,393

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended September 30, 2015. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2015, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On September 30, 2015, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$1,550,708	$11,817,473	$7,049,804	$5,187,182	$5,166,690	$58,309,967
Gross Unrealized Appreciation	78,778	1,315,635	1,071,448	2,103,454	1,655,637	21,980,994
Gross Unrealized Depreciation	23	303,455	887,244	60,649	1,039,949	19,791,568
Net Unrealized Appreciation	78,755	1,012,180	184,204	2,042,805	615,688	2,189,426

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)            Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 25, 2015

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	November 25, 2015